Related Parties (Details Narrative) (Bendon Limited) - NZD ($)	6 Months Ended			7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		$ 1,368,557			$ 1,368,557
Percentage of voting equity interests acquired	100.00%
Revenue	$ 56,750,000		$ 59,787,000
Profit (loss) before tax	(26,505,000)		$ (19,039,000)
Whitespace Atelier Limited [Member]
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	6,687,559	11,283,526
Prepayments	722,385	272,665			272,665
FOH Online Corp [Member]
Disclosure of transactions between related parties [line items]
Receivables due from related parties	$ 2,488,487	3,518,009			3,518,009
Bendon Limited [Member]
Disclosure of transactions between related parties [line items]
Directors' remuneration expense				$ 3,438,307	1,515,644	$ 2,056,676	$ 628,604
Other expenses, by nature				1,012,871		3,546,255
Settlement Period					next 12 months.
Prepayments		$ 1,792,000		1,779,000	$ 1,792,000	2,659,000	935,000
Percentage of voting equity interests acquired		100.00%			100.00%
Revenue				96,284,000	$ 131,388,000	151,000,000	138,838,000
Profit (loss) before tax				(15,114,000)	$ (37,533,000)	$ (15,200,000)	$ (14,379,000)
Bendon Limited [Member] | Cullen Group [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership percentage		71.80%			71.80%
Bendon Limited [Member] | Whitespace Atelier Limited [Member]
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions					$ 13,281,727
Prepayments		$ 272,665			272,665
Amounts payable, related party transactions		1,368,577			1,368,577
Bendon Limited [Member] | Naked Brand Inc [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		608,480			608,480
Bendon Limited [Member] | Naked Brand Inc [Member] | Consignment Agreement [Member]
Disclosure of transactions between related parties [line items]
Related Party Transactions Expenses					430,420
Bendon Limited [Member] | Naked Brand Inc [Member] | Merger Agreement [Member]
Disclosure of transactions between related parties [line items]
Related Party Transactions Expenses					329,677
Bendon Limited [Member] | FOH Online Corp [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired				100.00%
Revenue					1,078,077
Profit (loss) before tax					617,814
Receivables due from related parties		$ 3,518,009			$ 3,518,009